Income Taxes - Additional Information (Detail)				12 Months Ended
	Apr. 01, 2017	Jan. 01, 2017 USD ($) Employee	Jan. 01, 2017 ILS (₪) Employee	Mar. 31, 2017 USD ($) Plan Enterprise	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate income tax rate				25.00%	26.50%	26.50%
Number of active plans | Plan				3
Dividends subject to withholding tax rate				15.00%
Uniform tax rate				25.00%	26.50%	26.50%
Tax benefits relating to research and development tax credits				$ 955,000	$ 884,000	$ 909,000
Tax loss carryforwards and investment tax credits					36,000,000
Tax benefits relating to state tax credits					79,000
Deferred tax asset converted to tax receivable				49,374,000
Deferred income taxes of undistributed earnings				$ 1,263,485,000
Income tax assessment description				In March 2016, the Israel tax authorities issued a tax assessment for the period January 1, 2010 through March 31, 2014, in the amount of $40,782 (before interest, linkage and penalties) and determined that an unutilized capital loss in an amount of $74,551 that has been claimed by the Company has been denied.
Amount of interest and penalties recognized on the consolidated statement of operations				$ 1,379,000	759,000	(230,000)
Amount of interest and penalties recognized on the consolidated balance sheet				2,674,000	1,293,000
Amount of unrecognized tax benefits				23,457,000	$ 22,093,000	$ 8,966,000	$ 6,858,000
Canadian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses				18,608,000
U.K. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses				11,124,000
Irish Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses				67,237,000
U.S. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses				0
Hungarian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses				0
Israel Tax Authority
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Tax assessment amount (before interest, linkage and penalties)				40,782,000
Unutilized capital loss amount				$ 74,551,000
Industrial Company [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate				9.00%
Industrial Company [Member] | Israel Designated as Development Zone A [Member] | Subsequent Event [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate	7.50%
Industrial Company [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate				16.00%
Special Industrial Companies [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate				5.00%
Special Industrial Companies [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate				8.00%
Preferred Technological Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Three years average growth in sales or workforce, percentage		25.00%	25.00%
Preferred Technological Enterprises [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate		7.50%	7.50%
Preferred Technological Enterprises [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate		12.00%	12.00%
Special Preferred Technological Enterprise
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Dividends subject to withholding tax rate		4.00%	4.00%
Percentage of corporate tax rate		6.00%	6.00%
Dividend withholding tax rate for other than foreign parent, percentage		20.00%	20.00%
Alternative Benefits Programs (Plans 3-4 and Plan 5) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of approved enterprises | Enterprise				2
Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of benefited enterprise | Enterprise				1
Corporate tax exemption period				2 years
Additional corporate tax exemption period				8 years
Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				13 years
Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				8 years
Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Net operating losses carryforward				$ 0
Minimum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Preferred Technological Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Average R&D expenses percentage on revenue		7.00%	7.00%
Amount of average R&D expenses on revenue		$ 19,000,000	₪ 75,000,000
Percentage of workforce employed in R&D		20.00%	20.00%
Number of employees, employed in R&D | Employee		200	200
Venture capital investment previously made by the company		$ 2,000,000
Minimum [Member] | Special Preferred Technological Enterprise
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Annual consolidated revenues		$ 2,500,000,000	₪ 10,000,000,000
Percentage of foreign parent company holding shares for withholding tax dividend distributions		90.00%	90.00%
Minimum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage				90.00%
Maximum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				25.00%
Dividends subject to withholding tax rate				20.00%
Maximum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				25.00%
Maximum [Member] | Plan (3-4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				25.00%
Maximum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates				25.00%
Maximum [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage				49.00%